INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
INVESTMENTS
Interest income	¥ 72,649	¥ 7,593
Held-to-maturity investments
Gross unrecognized holding gains				¥ 0
Gross unrecognized holding losses				0
Available-for-sale investments
Changes in fair value of the available-for-sale investments, net of tax	411	0
Other-than-temporary impairment recognized	0	0
Fair value		1,158,000	$ 148,049	963,253
Debt securities
Available-for-sale investments
Cost		1,158,000		963,660
Unrealized gain in accumulated other comprehensive income				(411)
Impact of exchange rate	¥ 4
Fair value		¥ 1,158,000		¥ 963,253